NOTE 14. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 10,462
2017	5,314
2018	2,302
2019	1,314
2020	1,314
Later years	329
Total	$ 21,035